Stock Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Stock Based Compensation
FET stock based compensation plan
In August 2010, the Company created the 2010 Stock Incentive Plan (the “2010 Plan”) to allow for employees, directors and consultants of the Company and its subsidiaries to maintain stock ownership in the Company through the award of stock options, restricted stock, restricted stock units or any combination thereof. Under the terms of the 2010 Plan, a total of 18.5 million shares were authorized for awards.
In May 2016, the Company created a new 2016 Stock and Incentive Plan (the “ 2016 Plan”). Under the terms of the 2016 Plan, the aggregate number of shares that may be issued may not exceed the number of shares reserved but not issued under the 2010 Plan as of May 17, 2016, the effective date of the 2016 plan, a total of 5.7 million shares. No further awards shall be made under the 2010 Plan after such date, and outstanding awards granted under the 2010 Plan shall continue to be outstanding. Approximately 2.8 million shares remained available under the 2016 Plan for future grants as of December 31, 2018.
The total amount of stock based compensation expense recorded was approximately $19.9 million, $20.3 million and $20.5 million for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, the Company expects to record stock based compensation expense of approximately $27.0 million over a weighted average remaining term of approximately two years. Future grants will result in additional compensation expense.
Stock options
The exercise price of each option is based on the fair market value of the Company’s stock at the date of grant. Options generally have a ten-year life and vest annually in equal increments over three or four years. The Company’s policy for issuing stock upon a stock option exercise is to issue new shares. Compensation expense is recognized on a straight line basis over the vesting period. The following tables provide additional information related to the options:

2018 Activity	Number of shares (in thousands)	Weighted average exercise price	Remaining weighted average contractual life in years	Intrinsic value (in millions)
Beginning balance	5,817	$12.66	4.6	$—
Granted	505	$12.00
Exercised	(35)	$7.11
Forfeited/expired	(547)	$15.22
Total outstanding	5,740	$12.39	3.7	$—
Options exercisable	4,850	$12.25	3.0	$—

As of December 31, 2018, the share price of the Company was less than the exercise price for all outstanding stock options and, therefore, the intrinsic value for stock options outstanding and exercisable were both zero.
The assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted in 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Weighted average fair value	$5.62	$8.95	$3.85
Assumptions
Expected life (in years)	6.25	6.25	6.25
Volatility	44%	43%	40%
Dividend yield	—%	—%	—%
Risk free interest rate	2.74%	2.11%	1.40%

The intrinsic value of the options exercised was $0.2 million in 2018, $1.6 million in 2017 and $1.3 million in 2016. The intrinsic value is the amount by which the fair value of the underlying share exceeds the exercise price of an option.
Restricted stock
Restricted stock generally vests over a three or four year period from the date of grant. The following table provides additional information related to our restricted stock:

2018 Activity	Restricted stock (shares in thousands)
Nonvested at beginning of year	292
Granted	63
Vested	(124)
Forfeited	(36)
Nonvested at the end of year	195

The weighted average grant date fair value of the restricted stock was $12.00, $19.00 and $10.28 per share during the years ended December 31, 2018, 2017 and 2016, respectively. The total fair value of shares vested was $1.7 million during 2018, $2.3 million during 2017 and $3.9 million during 2016.
Restricted stock units
Restricted stock units generally vest over a three or four year period from the date of grant. The following table provides additional information related to our restricted stock units:

2018 Activity	Restricted stock units (shares in thousands)
Nonvested at beginning of year	2,226
Granted	1,507
Vested	(856)
Forfeited	(422)
Nonvested at the end of year	2,455

The weighted average grant date fair value of the restricted stock units was $10.54, $17.97 and $9.74 per share during the years ended December 31, 2018, 2017 and 2016, respectively. The total fair value of units vested was $14.2 million, $10.0 million, and $8.4 million during 2018, 2017 and 2016, respectively.
Performance share awards
During 2018, the Company granted 160,010 performance share awards with service-vesting and market-vesting conditions. These awards may settle between zero and two shares of the Company’s common stock for each performance share unit awarded. The number of shares issued pursuant to the performance share awards will be determined based on the total shareholder return of the Company’s common stock as compared to a group of peer companies, measured annually over a one-year, two-year, and three-year performance period.